Acquisitions and Divestitures - 2014 Acquisitions (Details) - Centennial Resource Production, LLC (Centennial OpCo) - 2014 Acquisitions $ in Millions	1 Months Ended
Jun. 30, 2014 USD ($) a
Business Acquisition [Line Items]
Area of land (in acres) | a	2,400
Cash consideration | $	$ 11.0